Submission	Feb. 03, 2026
Submission [Line Items]
Central Index Key	0000748592
Registrant Name	Ernexa Therapeutics Inc.
Registration File Number	333-293150
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A